Other disclosures (Tables)	12 Months Ended
Jun. 30, 2022
Other disclosures [Abstract]
Capital and Other Commitments
9.1	Capital and other commitments

	06/30/2022	06/30/2021
	$’000	$’000
Payable within one year
Water rights	302	274
Non-cancellable lease commitments	52	161
Exploration and evaluation expenditure commitments	245	176
Sub total	599	612
Payable after one year but not later than five years
Water rights	496	553
Non-cancellable lease commitments	42	230
Exploration and evaluation expenditure commitments	491	353
Sub total	1,029	1,136
Payable later than five years
Water rights	-	-
Non-cancellable operating lease rental commitments	-	-
Exploration and evaluation expenditure commitments	-	-
Sub total	-	-
Total commitments	1,628	1,748